Contingent liabilities and legal proceedings - USL’s dispute with IDBI Bank Limited (Details) ₨ in Millions, $ in Millions	Apr. 01, 2015 USD ($)	Apr. 01, 2015 INR (₨)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Disclosure of contingent liabilities [line items]
Borrowings			$ 20,676	$ 21,017	$ 20,483	$ 19,582
IDBI Bank Limited | United Spirits Limited
Disclosure of contingent liabilities [line items]
Damages claimed	$ 6	₨ 459